Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expenses
Net Income	$ 304,519
Restated
Interest income	291,036
Interest expense	138,035
Net interest income	153,001
Impairment (Reversal)
Valuation allowance (reversal) on loans - Note 7	(15,163)
Other-than-temporary impairment on securities- Note 6	12,955
Impairment of long-lived assets	433
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)	2,885
Total Impairment (Reversal)	1,110
Net interest income (loss) after impairment/reversal	151,891
Other Revenues
Rental income	1,899
Total other revenues	1,899
Other Income
Gain on settlement of investments, net - Note 2	78,181
Gain on extinguishment of debt - Note 14	66,110
Other income, net - Note 2	36,204
Total other income (loss)	180,495
Expenses
Loan and security servicing expense	4,649
Property operating expenses	1,110
General and administrative expense	6,267
Management fee to affiliate - Note 17	18,289
Depreciation and amortization	12
Operating Expenses	30,327
Income from continuing operations before income tax	303,958
Income from continuing operations	303,958
Income from discontinued operations, net of tax - Note 4	561
Net Income	304,519
Preferred dividends	(5,580)
Income Applicable to Common Stockholders	$ 298,939
Income Per Share of Common Stock
Basic	$ 3.65
Diluted	$ 3.65
Income from continuing operations per share of common stock, after preferred dividends and excess of carrying amount of exchanged preferred stock over fair value of consideration paid
Basic	$ 3.64
Diluted	$ 3.64
Income from discontinued operations per share of common stock
Basic	$ 0.01
Diluted	$ 0.01
Weighted Average Number of Shares of Common Stock Outstanding
Basic	81,983,973
Diluted	81,990,297